SHORT TERM DEBT (Tables)	0 Months Ended
Dec. 31, 2013
Short Term Debt Tables [Abstract]
Schedule of short term debt
NOTE 9—SHORT-TERM DEBT:

a.	Short-term debt:	December 31,
		2013	2012

		(U.S. $ in millions)
	Banks and financial institutions	$458	$45
	Convertible debentures (see note 13)	530	530
	Current maturities of long-term liabilities	816	2,431
	Total	$1,804	$3,006